Properties And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Properties And Equipment [Abstract]
Net book value of computer software	$ 12.2	$ 14.1
Depreciation expense for computer software	$ 3.9	$ 4.3	$ 5.6